CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 311,898	$ 459,308
Cost of sales	316,580	395,978
Gross (loss) profit	(4,682)	63,330
Selling, general and administrative expenses	3,436,621	3,519,875
Loss from operations	(3,441,303)	(3,456,545)
Other expense, net	(387,108)	(495,045)
Net loss	$ (3,828,411)	$ (3,951,590)
Net loss per common share (basic and diluted)	$ (0.32)	$ (0.50)
Net loss per puttable common share (basic and diluted)	$ (0.32)	$ (0.50)
Weighted average number of shares outstanding (basic and diluted) - common	11,800,874	7,903,373
Weighted average number of shares outstanding (basic and diluted) - puttable common	85,247	25,538